Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Goodwill) (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill	$ 48,063	$ 48,063	$ 48,112
Goodwill resulting from business combinations		92
Goodwill, foreign currency translation and other		(141)
Goodwill, Purchase Accounting Adjustments		475
Business Acquisition [Line Items]
Contractual Obligation, Consumed in Current Year		345	252
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of Taylor Company			1,000
Gain on sale of Taylor Company		0	799	$ 0
After tax gain on the sale of Taylor Company			591
Customer Relationships [Member]
Goodwill [Line Items]
Goodwill, Purchase Accounting Adjustments		400
Otis [Member]
Goodwill [Line Items]
Goodwill	1,647	1,647	1,688
Goodwill resulting from business combinations		16
Goodwill, foreign currency translation and other		(57)
Carrier [Member]
Goodwill [Line Items]
Goodwill	9,807	9,807	9,835
Goodwill resulting from business combinations		1
Goodwill, foreign currency translation and other		(29)
Pratt and Whitney [Member]
Goodwill [Line Items]
Goodwill	1,563	1,563	1,567
Goodwill resulting from business combinations		0
Goodwill, foreign currency translation and other		(4)
Collins Aerospace Systems [Member]
Goodwill [Line Items]
Goodwill	35,025	35,025	35,001
Goodwill resulting from business combinations		75
Goodwill, foreign currency translation and other		(51)
Eliminations and other [Member]
Goodwill [Line Items]
Goodwill	21	21	21
Goodwill resulting from business combinations		0
Goodwill, foreign currency translation and other		0
Total Segments [Member]
Goodwill [Line Items]
Goodwill	$ 48,042	48,042	$ 48,091
Goodwill resulting from business combinations		92
Goodwill, foreign currency translation and other		(141)
Selling, General and Administrative Expenses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Portfolio separation costs		730
Income tax expense [Domain]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Portfolio separation costs		600
Rockwell Collins [Member]
Goodwill [Line Items]
Goodwill resulting from business combinations		20,537
Business Acquisition [Line Items]
Contractual Obligation, Consumed in Current Year		$ 129
Business Acquisition, Pro Forma Earnings Per Share, Basic			$ 6.82	$ 5.45
Business Acquisition, Pro Forma Earnings Per Share, Diluted			$ 6.76	$ 5.39
Raytheon Company [Member]
Business Acquisition [Line Items]
Business Acquisition UTC stock payable shares	2.3348	2.3348
Business Acquisition, Date of Acquisition Agreement	Jun. 09, 2019